Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 16,898	$ 14,448
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	7,885	5,972
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,539	1,658
U.S.
Segment Reporting Information [Line Items]
Depreciation and amortization	6,299	5,948
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,175	$ 870